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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                                                 VALUE
--------------                                                                                                        --------------
                    COMMON STOCKS (96.0%)
                    Airlines (0.3%)
      101,000       Southwest Airlines Co.                                                                               $1,406,930
                                                                                                                      --------------

                    Aluminum (1.9%)
      319,300       Alcoa, Inc.                                                                                           8,343,309
                                                                                                                      --------------

                    Apparel/Footwear (0.8%)
      117,400       Jones Apparel Group, Inc.                                                                             3,644,096
                                                                                                                      --------------

                    Beverages: Non-Alcoholic (1.3%)
      143,600       Coca-Cola Co. (The)                                                                                   5,995,300
                                                                                                                      --------------

                    Broadcasting (2.2%)
      318,600       Clear Channel Communications, Inc.                                                                    9,854,298
                                                                                                                      --------------

                    Cable/Satellite TV (1.5%)
      653,800       Liberty Media Corp. (Class A)*                                                                        6,662,222
                                                                                                                      --------------

                    Chemicals: Major Diversified (3.5%)
       94,900       Dow Chemical Co. (The)                                                                                4,225,897
      196,000       Du Pont (E.I.) de Nemours & Co.                                                                       8,429,960
       69,200       Rohm & Haas Co.                                                                                       3,206,728
                                                                                                                      --------------
                                                                                                                         15,862,585
                                                                                                                      --------------

                    Computer Communications (0.3%)
       81,200       Cisco Systems, Inc.*                                                                                  1,551,732
                                                                                                                      --------------

                    Computer Peripherals (0.3%)
       20,900       Lexmark International, Inc. (Class A)*                                                                1,354,947
                                                                                                                      --------------

                    Computer Processing Hardware (1.1%)
      200,400       Hewlett-Packard Co.                                                                                   4,711,404
                                                                                                                      --------------

                    Contract Drilling (0.5%)
       55,200       GlobalSantaFe Corp. (Cayman Islands)                                                                  2,252,160
                                                                                                                      --------------

                    Data Processing Services (1.8%)
       72,400       Affiliated Computer Services, Inc. (Class A)*                                                         3,699,640
       52,700       First Data Corp.                                                                                      2,115,378
       59,200       SunGard Data Systems, Inc.*                                                                           2,082,064
                                                                                                                      --------------
                                                                                                                          7,897,082
                                                                                                                      --------------

                    Department Stores (1.1%)
       36,800       Federated Department Stores, Inc.                                                                     2,696,704
       60,700       May Department Stores Co.                                                                             2,437,712
                                                                                                                      --------------
                                                                                                                          5,134,416
                                                                                                                      --------------

                    Discount Stores (1.7%)
      162,000       Wal-Mart Stores, Inc.                                                                                 7,808,400
                                                                                                                      --------------

                    Electric Utilities (4.4%)
      101,100       American Electric Power Co., Inc.                                                                     3,727,557
       63,700       Constellation Energy Group, Inc.                                                                      3,674,853
       51,800       Dominion Resources, Inc.                                                                              3,801,602
      121,000       FirstEnergy Corp.                                                                                     5,821,310
       47,300       Public Service Enterprise Group, Inc.                                                                 2,876,786
                                                                                                                      --------------
                                                                                                                         19,902,108
                                                                                                                      --------------


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
                    Electronic Components (0.4%)
      116,700       Flextronics International Ltd. (Singapore)*                                                           1,541,607
        4,400       Jabil Circuit, Inc.*                                                                                    135,212
                                                                                                                      --------------
                                                                                                                          1,676,819
                                                                                                                      --------------

                    Electronic Production Equipment (0.1%)
       14,400       Novellus Systems, Inc.*                                                                                 355,824
                                                                                                                      --------------

                    Electronics/Appliance Stores (0.4%)
       28,200       Best Buy Co., Inc.                                                                                    1,933,110
                                                                                                                      --------------

                    Electronics/Appliances (0.6%)
       93,000       Eastman Kodak Co.                                                                                     2,497,050
                                                                                                                      --------------

                    Finance/Rental/Leasing (4.7%)
        9,400       Capital One Financial Corp.                                                                             752,094
       32,000       Fannie Mae                                                                                            1,868,800
      286,800       Freddie Mac                                                                                          18,707,964
                                                                                                                      --------------
                                                                                                                         21,328,858
                                                                                                                      --------------

                    Financial Conglomerates (3.4%)
      248,800       Citigroup, Inc.                                                                                      11,502,024
      106,400       JPMorgan Chase & Co.                                                                                  3,758,048
                                                                                                                      --------------
                                                                                                                         15,260,072
                                                                                                                      --------------

                    Food: Major Diversified (3.4%)
      191,300       Kraft Foods, Inc. (Class A)                                                                           6,085,253
      142,100       Unilever N.V. (NY Registered Shares) (Netherlands)                                                    9,212,343
                                                                                                                      --------------
                                                                                                                         15,297,596
                                                                                                                      --------------

                    Household/Personal Care (1.9%)
      138,700       Kimberly-Clark Corp.                                                                                  8,681,233
                                                                                                                      --------------

                    Information Technology Services (0.4%)
       23,900       Amdocs Ltd.*                                                                                            631,677
       18,000       International Business Machines Corp.                                                                 1,335,600
                                                                                                                      --------------
                                                                                                                          1,967,277
                                                                                                                      --------------

                    Integrated Oil (1.8%)
       43,800       ConocoPhillips                                                                                        2,518,062
        6,400       Petroleo Brasileiro S.A. (ADR) (Brazil)                                                                 333,632
       45,700       Total SA (ADR) (France)                                                                               5,340,045
                                                                                                                      --------------
                                                                                                                          8,191,739
                                                                                                                      --------------

                    Internet Software/Services (0.2%)
       37,400       Check Point Software Technologies Ltd. (Israel)*                                                        740,520
                                                                                                                      --------------

                    Investment Banks/Brokers (1.2%)
       20,700       Lehman Brothers Holdings, Inc.                                                                        2,055,096
       57,300       Merrill Lynch & Co., Inc.                                                                             3,152,073
                                                                                                                      --------------
                                                                                                                          5,207,169
                                                                                                                      --------------
                    Life/Health Insurance (2.1%)
       28,500       AFLAC, Inc.                                                                                           1,233,480
       67,100       Genworth Financial, Inc. (Class A)                                                                    2,028,433
       48,300       MetLife, Inc.                                                                                         2,170,602
       75,100       Torchmark Corp.                                                                                       3,920,220
                                                                                                                      --------------
                                                                                                                          9,352,735
                                                                                                                      --------------

                    Major Banks (8.8%)
      319,400       Bank of America Corp.                                                                                14,567,834
      137,800       Bank of New York Co., Inc. (The)                                                                      3,965,884
      113,000       PNC Financial Services Group                                                                          6,153,980
       14,600       SunTrust Banks, Inc.                                                                                  1,054,704
       66,246       Wachovia Corp.                                                                                        3,285,802
      172,800       Wells Fargo & Co.                                                                                    10,641,024
                                                                                                                      --------------
                                                                                                                         39,669,228
                                                                                                                      --------------

                    Major Telecommunications (8.4%)
      579,900       SBC Communications, Inc.                                                                             13,772,625
      393,900       Sprint Corp. (FON Group)                                                                              9,882,951


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
      416,000       Verizon Communications, Inc.                                                                         14,372,800
                                                                                                                      --------------
                                                                                                                         38,028,376
                                                                                                                      --------------

                    Media Conglomerates (3.9%)
      291,700       Disney (Walt) Co. (The)                                                                               7,345,006
      344,700       Time Warner, Inc.*                                                                                    5,759,937
      142,800       Viacom, Inc. (Class B) (Non-Voting)                                                                   4,572,456
                                                                                                                      --------------
                                                                                                                         17,677,399
                                                                                                                      --------------

                    Medical Distributors (1.0%)
       64,200       AmerisourceBergen Corp.                                                                               4,439,430
                                                                                                                      --------------

                    Multi-Line Insurance (1.0%)
       55,000       American International Group, Inc.                                                                    3,195,500
       18,300       Hartford Financial Services Group, Inc. (The)                                                         1,368,474
                                                                                                                      --------------
                                                                                                                          4,563,974
                                                                                                                      --------------

                    Oilfield Services/Equipment (2.5%)
      210,000       Halliburton Co.                                                                                      10,042,200
       15,100       Schlumberger Ltd. (Netherlands Antilles)                                                              1,146,694
                                                                                                                      --------------
                                                                                                                         11,188,894
                                                                                                                      --------------

                    Packaged Software (0.3%)
       61,900       Microsoft Corp.                                                                                       1,537,596
                                                                                                                      --------------

                    Pharmaceuticals: Major (14.8%)
      657,200       Bristol-Myers Squibb Co.                                                                             16,416,856
      467,900       GlaxoSmithKline PLC (ADR) (United Kingdom)                                                           22,697,829
      234,200       Pfizer, Inc.                                                                                          6,459,236
      115,400       Roche Holdings Ltd. (ADR) (Switzerland)                                                               7,270,200
       74,400       Sanofi-Aventis (ADR) (France)                                                                         3,049,656
      270,100       Schering-Plough Corp.                                                                                 5,148,106
      123,500       Wyeth                                                                                                 5,495,750
                                                                                                                      --------------
                                                                                                                         66,537,633
                                                                                                                      --------------

                    Property - Casualty Insurers (2.6%)
          400       Berkshire Hathaway, Inc. (Class B)*                                                                   1,113,400
      101,800       Chubb Corp. (The)                                                                                     8,715,098
       46,025       St. Paul Travelers Companies, Inc. (The)                                                              1,819,368
                                                                                                                      --------------
                                                                                                                         11,647,866
                                                                                                                      --------------

                    Pulp & Paper (5.6%)
      347,510       Georgia-Pacific Corp.                                                                                11,050,818
      465,742       International Paper Co.                                                                              14,070,066
                                                                                                                      --------------
                                                                                                                         25,120,884
                                                                                                                      --------------

                    Recreational Products (0.5%)
      131,700       Mattel, Inc.                                                                                          2,410,110
                                                                                                                      --------------

                    Semiconductors (0.1%)
       12,200       Intel Corp.                                                                                             317,932
                                                                                                                      --------------

                    Specialty Insurance (0.7%)
       32,800       Ambac Financial Group, Inc.                                                                           2,288,128
       27,600       Assurant, Inc.                                                                                          996,360
                                                                                                                      --------------
                                                                                                                          3,284,488
                                                                                                                      --------------

                    Telecommunication Equipment (0.5%)
       79,200       Nokia Corp. (ADR) (Finland)                                                                           1,317,888
       29,300       Telefonaktiebolaget LM Ericsson (ADR) (Sweden)                                                          936,135
                                                                                                                      --------------
                                                                                                                          2,254,023
                                                                                                                      --------------

                    Tobacco (2.0%)
      137,200       Altria Group, Inc.                                                                                    8,871,352
                                                                                                                      --------------

                    TOTAL COMMON STOCKS
                      (Cost $385,716,599)                                                                               432,420,176
                                                                                                                      --------------

                    PREFERRED STOCK (0.3%)
                    Integrated Oil (0.3%)
       35,700       Petroleo Brasileiro S.A. (ADR) Brazil


                      (Cost $1,498,572)                                                                                   1,643,628
                                                                                                                      --------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                    SHORT-TERM INVESTMENT (3.6%)
                    REPURCHASE AGREEMENT
      $16,087       Joint repurchase agreement account 3.35%
                    due 07/01/05 (dated 6/30/05; proceeds $16,088,497) (a)
                      (Cost $16,087,000)                                                                                  16,087,000
                                                                                                                      --------------

                    TOTAL INVESTMENTS
                      (Cost $403,302,171) (b)                                                                99.9%      450,150,804
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                                     0.1           238,419
                                                                                                            -------   --------------
                    NET ASSETS                                                                              100.0%     $450,389,223
                                                                                                            =======   ==============


-------------------------------------------------------------

              ADR   American Depositary Receipt.
                *   Non-income producing security.
               (a)  Collateralized by federal agency and U.S. Treasury
                    obligations.
               (b)  The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $60,083,896 and the aggregate gross unrealized depreciation is $13,235,264, resulting in net unrealized appreciation of $46,848,632.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3